Earnings Per Share - Schedule of Earnings Per Share (Detail) - SEK (kr) kr / shares in Units, shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic
Net income (loss) attributable to stockholders of the Parent Company	kr (35,206)	kr 1,716	kr 13,549
Average number of shares outstanding, basic	3,277	3,263	3,249
Earnings (loss) per share, basic	kr (10.74)	kr 0.53	kr 4.17
Diluted
Net income (loss) attributable to stockholders of the Parent Company	kr (35,206)	kr 1,716	kr 13,549
Average number of shares outstanding, basic	3,277	3,263	3,249
Dilutive effect for stock purchase		40	33
Average number of shares outstanding, diluted	3,277	3,303	3,282
Earnings (loss) per share, diluted	kr (10.74)	kr 0.52	kr 4.13